091-01949

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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:

New York Stock Exchange LLC

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):

Open-end Management Investment Company

3. Class of New Derivative Securities Product:

Investment Company Units

4. Name of Underlying Instrument:

Robb Report Global Luxury Index

PROCESSED

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-Based:

Broad-Based

AUG 06 2007

6. Ticker Symbol(s) of New Derivative Securities Product:

ROB

THOMSON FINANCIAL

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:

Bovespa, Copenhagen Stock Exchange (OMX Nordic Exchange), Euronext Paris, Hong Kong Stock Exchange, London Stock Exchange, Milan Stock Exchange (Borsa Italiana), Nasdaq Stock Market, New York Stock Exchange, New Zealand Stock Exchange, Singapore Stock Exchange, Tokyo Stock Exchange, Virt-x Exchange Limited, Xetra

8. Settlement Methodology of New Derivative Securities Product:

Regular way trades settle on T+3/Book entry only held in DTC.

9. Position Limits of New Derivative Securities Product (if applicable):

Not applicable.

Part II **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:

Mary Yeager

Title:

Assistant Secretary

Telephone Number:

(212) 656-2062

Manual Signature of Official Responsible for Form:

July 30, 2007

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	JUL 31 2[illegible]

Mary Yeager
Assistant Secretary
Office of the Corporate Secretary

NYSE Euronext

SECURITIES AND EXCHANGE COMMISSION
2007
DIVISION OF MARKET REGULATION

11 Wall St | #6 Floor
New York, New York 10005
t 212.656.2062 | f 212.656.3939
myeager@nyse.com

July 31, 2007

Gail Jackson
Paralegal Specialist
Division of Market Regulation
Securities and Exchange Commission
100 F Street, NE
Room 6628
Washington, DC 20549

Re: Claymore/Robb Report Global Luxury Index ETF

Dear Ms. Jackson:

Pursuant to Rule 19b-4(e) under the Securities Exchange Act of 1934, New York Stock Exchange LLC ("Exchange") encloses for filing one original and nine copies of a Form 19b-4(e) for Claymore/Robb Report Global Luxury Index ETF (symbol: ROB).

This Fund began trading on the Exchange on a fully listed basis on July 30, 2007. The New York Stock Exchange's rules for listing and trading products of this nature are found in Section 703.16 of the Exchange's Listed Company Manual.

Sincerely,

Mary Yeager
Assistant Secretary

Enclosure

Act	Securities Exchange Act of 1934
Section	19b-4
Rule	19b-4(e)
Public Availability:	JUL 31 2007

END